RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2024
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

6. RELATED PARTY TRANSACTIONS

Related party transactions were recorded at the exchange value, which is the consideration determined and agreed to by the related parties. The Company's related parties include directors, key management and companies controlled by directors and key management.

Included in accounts payable and accrued liabilities as at September 30, 2024 was $61,061 (September 30, 2023 - $51,480) owing to the officers and directors of the Company and the companies controlled by these key management personnel.

Compensation of Key Management Personnel

Key management personnel are those persons that have authority and responsibility for planning, directing and controlling the activities of the Company, directly and indirectly, and by definition include the directors of the Company.

The following table summarizes expenses related to key management personnel:

	For the year ended:
	September 30, 2024	September 30, 2023	September 30, 2022
	$	$	$
Professional fees	120,000	120,000	144,000
Research and development	522,419	575,396	572,700
Consulting fees	-	-	174,215
Share-based compensation included in directors' compensation	493,793	1,156,523	99,438
Share-based compensation included in research and development	128,805	32,390	123,052
	1,265,017	1,884,309	1,113,405

See Note 7 for related party contractual obligations.